Subsequent event	12 Months Ended
Dec. 31, 2017
Subsequent event
Subsequent event

29. Subsequent event

        On March 30, 2018, the Company has entered into definitive agreements and committed to invest up to US$250 million (approximately RMB1,626,575) into a private equity fund with consumer goods and supply chain as one of its key investment areas. The closing of this investment will be subject to regulatory approval and customary conditions.